Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Oct. 07, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 46,000,000		$ (68,000,000)			$ (53,000,000)
Notional value				$ 7,400
Interest rate sensitivity floating rate debt	$ 1,000,000		1,000,000
Percentage of accounts receivable outstanding, less than 60 days	99.00%	99.00%
Target Net Debt to Adjusted EBITDA Ratio	1.0
Cash and cash equivalents	$ 4,524,000,000		2,873,000,000			$ 378,000,000	$ 186,000,000
Debt offering, maximum amount		$ 4,700			$ 5,000
Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	8,537,000,000		12,113,000,000
U.S. Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	6,537,000,000	4,827	9,363,000,000	7,385
U.S. Dollar Denominated Unsecured Notes | 3.80% due September 15, 2023 | Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	0	0	146,000,000	115
U.S. Dollar Denominated Unsecured Notes | 4.00% due April 15, 2024 | Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	0	0	341,000,000	269
WRB Refining LP
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities	190,000,000	140
Uncommitted Demand Facilities
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities	1,400,000,000
Top of range | Uncommitted Demand Facilities
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Amount of undrawn facilities for general purposes	1,000,000,000
Liquidity risk | Committed Credit Facility
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities	$ 5,500,000,000
Liquidity risk | Top of range | Base Shelf Prospectus
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Debt offering, maximum amount		4,700
Interest rate risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Changes in interest rate percentage	100.00%
Foreign Exchange Rate Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value		$ 168		$ 144
Interest rate swap contract
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	$ 0		$ 0
Trade Receivables | Credit risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average expected credit loss rate	0.40%	0.40%	0.10%	0.10%
Trade Receivables | Credit risk | Investment grade counterparties
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days	60 days
Trade Receivables | Credit risk | Investment grade counterparties | Bottom of range
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	85.00%	85.00%	94.00%	94.00%
Cross Currency Interest Rate Swap
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	$ 0		$ 0